INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Inventory impairment charges	$ 48	$ 68
Cortez [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	28	53
Carlin [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	17	11
Long Canyon [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	2	1
Phoenix [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	1	1
Tongon [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	$ 0	$ 2